INCOME TAXES - Income Tax Expense/(Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax expense (recovery)
Current tax expense in respect of the current year	$ 91.8	$ 97.5
Adjustment for prior periods	1.6	35.0
Impact of foreign exchange	0.7	3.8
Interest and penalties	0.9	2.5
Current tax expense (recovery)	95.0	138.8
Deferred income tax (recovery) expense
Deferred income tax recovery recognized in the current year	(30.3)	(158.4)
Adjustment for prior periods	2.9	(7.5)
Impact of foreign exchange	17.1	148.1
Deferred income tax (recovery) expense	(10.3)	(17.8)
Net income tax expense	$ 84.7	$ 121.0